Derivative Financial Instruments (Details) In Millions, unless otherwise specified	Sep. 30, 2013 Interest rate contracts USD ($)	Dec. 31, 2012 Interest rate contracts USD ($)	Dec. 31, 2011 Interest rate contracts USD ($)	Sep. 30, 2013 Foreign exchange contracts AUD	Sep. 30, 2013 Foreign exchange contracts CAD	Sep. 30, 2013 Foreign exchange contracts EUR (€)	Sep. 30, 2013 Foreign exchange contracts GBP (£)	Dec. 31, 2012 Foreign exchange contracts AUD	Dec. 31, 2012 Foreign exchange contracts EUR (€)	Dec. 31, 2011 Foreign exchange contracts AUD	Dec. 31, 2011 Foreign exchange contracts EUR (€)	Dec. 31, 2011 Forward-starting interest rate swaps USD ($)	Sep. 30, 2012 Derivatives Not Qualifying for Hedge Accounting Interest rate swap USD ($)	Sep. 30, 2010 Derivatives Not Qualifying for Hedge Accounting Interest rate swap USD ($)	Sep. 30, 2012 Derivatives Not Qualifying for Hedge Accounting Forward-starting interest rate swaps USD ($)	Mar. 31, 2012 Derivatives Not Qualifying for Hedge Accounting Forward-starting interest rate swaps USD ($)	Sep. 30, 2011 Derivatives Not Qualifying for Hedge Accounting Forward-starting interest rate swaps USD ($)	Sep. 30, 2013 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps USD ($)	Sep. 30, 2013 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Jan. 31, 2013 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Dec. 31, 2012 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps USD ($)	Dec. 31, 2012 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Sep. 30, 2012 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Dec. 31, 2011 Derivatives Not Qualifying for Hedge Accounting Cross-currency swaps EUR (€)	Dec. 31, 2012 Derivatives that Qualify for Hedge Accounting Cross-currency swaps USD ($)	Dec. 31, 2012 Derivatives that Qualify for Hedge Accounting Cross-currency swaps AUD	Dec. 31, 2011 Derivatives that Qualify for Hedge Accounting Cross-currency swaps AUD	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps AUD expressed in USD USD ($)	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps AUD expressed in USD AUD	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps EUR expressed in USD USD ($)	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps EUR expressed in USD EUR (€)	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps GBP expressed in USD USD ($)	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps GBP expressed in USD GBP (£)	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps CAD expressed in USD USD ($)	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps CAD expressed in USD CAD	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations CAD	Sep. 30, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations GBP (£)	Mar. 31, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations AUD	Mar. 31, 2013 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations EUR (€)	Sep. 30, 2012 Derivatives that Qualify for Hedge Accounting Cross-currency swaps Hedges of net investments in foreign operations AUD	Mar. 31, 2012 Derivative That Have been De-Designated as Accounting Hedges Interest rate swap USD ($)
Derivative Financial Instruments
Notional value	$ 5,750.0	$ 5,750.0	$ 5,750.0	215.0	75.0	€ 221.5	£ 100.0	115.0	€ 91.1	115.0	€ 91.1	$ 3,000.0			$ 5,000.0	$ 2,000.0	$ 3,000.0	$ 29.1	€ 21.5		$ 120.5	€ 91.1	€ 91.1	€ 91.1	$ 119.3	115.0	115.0	$ 201.4	215.0	$ 270.5	€ 200.0	$ 160.8	£ 100.0	$ 72.7	75.0	75.0	£ 100.0	100.0	€ 200.0	115.0	$ 500.0
Notional value of expired derivative													$ 5,000.0	$ 2,500.0						€ 69.6